Fair Value Measurements and Marketable Securities Available-for-Sale - Summary of Maturity information based on fair value is as follows (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Within one year	$ 41,669
After one year through five years	144,328
Total	185,997	$ 112,893
U.S. government securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Within one year	23,881
After one year through five years	74,299
Total	98,180	64,032
Corporate bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Within one year	17,788
After one year through five years	70,029
Total	$ 87,817	$ 48,861